Leases (Details 1) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at beginning	₩ 8,434,983	₩ 9,425,821	₩ 15,089,571
Changes in scope of consolidation	528,894
Depreciation	(1,623,732)	(1,404,058)	(1,704,081)
Acquisitions	452,612	419,934	578,409
Transfer	(1,953,094)	2,385,812	(3,483,372)
Impairment loss	(152,816)	(216,464)
Lease termination	(1,194,651)	(572,622)	(1,009,424)
Lease modification	190,705	(1,603,440)	(45,282)
Balance at ending	4,682,900	8,434,983	9,425,821
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	8,055,922	9,268,936	14,941,069
Changes in scope of consolidation	444,530
Depreciation	(1,487,781)	(1,307,211)	(1,627,945)
Acquisitions	450,810	56,020	489,855
Transfer	(1,903,601)	2,385,812	(3,483,371)
Impairment loss	(152,816)	(216,464)
Lease termination	(1,193,957)	(527,731)	(1,009,424)
Lease modification	140,862	(1,603,440)	(41,248)
Balance at ending	4,353,969	8,055,922	9,268,936
Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	379,061	156,885	148,502
Changes in scope of consolidation	84,364
Depreciation	(135,951)	(96,847)	(76,136)
Acquisitions	1,802	363,914	88,554
Transfer	(49,493)		(1)
Impairment loss
Lease termination	(694)	(44,891)
Lease modification	49,843		(4,034)
Balance at ending	₩ 328,931	₩ 379,061	₩ 156,885